Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued		0
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	265,964,990	257,947,996	172,984,299
Common stock, shares outstanding	265,964,990	257,947,996	172,984,299
Series A-1 Preferred Stock [Member]
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	10,726,579	0
Preferred stock, shares outstanding	10,726,579	0